RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Related Party Borrowings

There were certain related party borrowings that were repaid in full during the nine months ended September 30, 2016 which are described in more detail in Note 6.

Accrued Compensation – Related Party

Accrued compensation includes accruals for employee wages, vacation pay and target-based bonuses. The components of accrued compensation as of September 30, 2016 and December 31, 2015 are as follows:

	September 30, 2016	December 31, 2015
Wages	$1,407,486	$1,178,909
Vacation	215,279	170,371
Bonus	282,773	-
Payroll taxes on the above	118,318	93,510
Total	2,023,856	1,442,790
Classified as long-term	(1,506,010)	(906,928)
Accrued compensation	$517,846	$535,862

Accrued employee wages at September 30, 2016 and December 31, 2015 are entirely related to wages owed to the Company’s CEO. Under the terms of his employment agreement, wages are to be accrued but no payment made for so long as payment of such salary would jeopardize the Company’s ability to continue as a going concern. The CEO started to receive payment of salary in July 2016. Under the third quarter 2015 financing agreement, salaries prior to January 1, 2015 totaling $906,928 could not be repaid until the debentures were repaid in full or otherwise extinguished by conversion or other means and, accordingly, the accrued compensation was shown as a long-term liability. During the nine months ended September 30, 2016, the Q3 2015 Notes were fully converted into shares of common stock. The Company does not expect to pay the wages and related payroll tax amounts within the next 12 months and thus is classified as a long-term liability.

Related Party Borrowings

There were several related party borrowings which are described in more detail in Note 6.

Accrued Compensation – Related Party

Accrued compensation includes accruals for employee wages and vacation pay. The components of accrued compensation as of December 31, 2015 and 2014 are as follows:

	2015	2014
Wages	$1,178,909	$791,987
Vacation	170,371	114,941
Payroll taxes on the above	93,510	-
Total	1,442,790	906,928
Classified as long-term	(906,928)	(906,928)
Accrued compensation	$535,862	$-

Accrued employee wages at December 31 2015 are entirely, and at December 31, 2014 relate primarily, to wages owed to the Company’s CEO and President. Under the terms of his employment agreement, wages are to be accrued but no payment made for so long as payment of such salary would jeopardize the Company’s ability to continue as a going concern. The CEO started to receive salary in the third quarter of 2015. Under the third quarter 2015 financing agreement, salaries prior to January 1, 2015 cannot be repaid until the debentures are repaid in full or otherwise extinguished by conversion or other means and, accordingly, the accrued compensation is shown as a long-term liability. The remaining accrued compensation of $535,862 is included in accounts payable and accrued expenses in the accompanying consolidated balance sheet at December 31, 2015.